Revenue from contracts with customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended					12 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change In Contract With Customer, Asset And Liability [Roll Forward]
Contract with Customer, Asset, after Allowance for Credit Loss								$ 0	$ 0	$ 0
Contract liabilities, beginning balance	$ (19)	$ (35)	$ (30)	$ (22)	$ (31)	$ (28)	$ (31)	(31)	(29)
Contract assets (liabilities), net, beginning balance		(35)					(31)	(31)	(29)
Amortization of revenue that was included in the beginning contract liability balance		16	14	14	17	5	5	24	23
Cash received, excluding amounts recognized as revenue	(3)			(22)	(22)	(8)	(2)	(28)	(25)
Contract liabilities, ending balance	$ (22)	$ (19)	$ (16)	$ (30)	$ (36)	$ (31)	$ (28)	(35)	(31)
Contract assets (liabilities), net, ending balance								$ (35)	$ (31)